497(e)
                                                                       333-06071

SUPPLEMENT DATED AUGUST 15, 2008 TO THE
PROSPECTUS DATED MAY 1, 2008 FOR

CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE ISSUED BY:


MONY LIFE INSURANCE COMPANY OF AMERICA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2008, as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


DEADLINE TO SUBMIT RATINGS CHANGES

Please note the following information is to be read in conjunction with the section "Future (2009 or later) increases in benefits or coverage, addition of riders or certain other policy changes" in "Tax treatment of Policy benefits" under "Tax considerations":

IRS Notice 2004-61 as modified by Notice 2006-95 would not require changes in 2009 to policies issued on the 1980 CSO to become subject to the new 2001 CSO tables if the change is pursuant to the terms of the policy. However, certain transactions such as rating changes which include a change from tobacco user to non-tobacco user status or a reduction in rating from substandard class to standard class or the reduction or removal of a flat extra charge prior to its expiry date that are not stipulated in the policy were not addressed by the Notice. There is no assurance as to whether the IRS will provide guidance on these transactions or what any such guidance may provide. Based upon our current understanding of federal income tax requirements for the qualification of your policy as life insurance, the application and all requirements for a request for a rating change must be received in our administrative office sufficiently in advance to allow the necessary processing to be completed and for the change to become effective before January 1, 2009. Please contact our administrative office at 1-800-947-3598 for further information including possible changes to our current understanding of federal income tax requirements.













  Copyright 2008. MONY Life Insurance Company of America. All rights reserved.
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

VL MLOA 004 (8/08)                                                 140575 (8/08)
                                                                          x02171

MONY Life Insurance Company of America

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUS FOR:
Corporate Sponsored Variable Universal Life Insurance Policy

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for the product specified above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

CHANGES TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE EQ ADVISORS TRUST

The Board of Trustees (the "Board") of EQ Advisors Trust (the "Trust") recently approved revisions to the expense limitation arrangements between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). In particular, and as more fully described below, the Board approved (1) the elimination of the expense limitation arrangements for certain portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for certain other portfolios of the Trust.


ELIMINATION OF THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

Effective on or about October 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/GAMCO Small Company Value Portfolio, EQ/International Growth Portfolio, EQ/JPMorgan Core Bond Portfolio, EQ/Long Term Bond Portfolio, EQ/Short Duration Bond Portfolio and EQ/Small Company Index Portfolio.


AMENDMENTS TO THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

The expense limitation arrangements for the following Portfolios of the Trust are amended: EQ/AllianceBernstein International Portfolio, EQ/AllianceBernstein Value Portfolio, EQ/BlackRock International Value Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Caywood-Scholl High Yield Bond Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Montag & Caldwell Growth Portfolio, EQ/PIMCO Real Return Portfolio, EQ/T. Rowe Price Growth Stock Portfolio and EQ/Van Kampen Mid Cap Growth Portfolio. Such arrangements are effective on or about October 1, 2008, with the exception of the arrangement for the EQ/Calvert Socially Responsible Portfolio, which is effective November 3, 2008.


FEE TABLE

The following is added under "Annual Portfolio Operating Expenses for the Year Ended December 31, 2007 (as a percentage of average net assets)", replacing the information shown for the Portfolios listed above:


This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Acquired
                                                                             Fund Fees         Total           Fee          Net
                                                                                and           Annual         Waivers       Annual
                                                                             Expenses        Expenses        and/or       Expenses
                                                                              (Under-         (Before        Expense       (After
                                     Management     12b-1       Other          lying          Expense      Reimburse-     Expense
 Portfolio Name                        Fees(1)     Fees(2)   Expenses(3)   Portfolios)(4)   Limitations)    ments(5)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 Eq advisors trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International   0.71%           --      0.18%             --            0.89%          0.00%       0.89%
EQ/AllianceBernstein Value           0.59%           --      0.12%             --            0.71%          0.00%       0.71%
EQ/BlackRock International Value     0.81%           --      0.19%             --            1.00%          0.00%       1.00%
EQ/Calvert Socially Responsible      0.65%           --      0.23%             --            0.88%          0.00%       0.88%
EQ/Capital Guardian Research         0.63%           --      0.13%             --            0.76%         (0.04)%      0.72%
EQ/Caywood-Scholl High Yield Bond    0.60%         0.25%     0.16%             --            1.01%          0.00%       1.01%
EQ/GAMCO Small Company Value         0.76%         0.25%     0.12%             --            1.13%            --        1.13%
EQ/International Growth              0.85%         0.25%     0.27%             --            1.37%            --        1.37%
EQ/JPMorgan Core Bond                0.43%           --      0.13%             --            0.56%            --        0.56%
EQ/JPMorgan Value Opportunities      0.60%           --      0.14%             --            0.74%          0.00%       0.74%
EQ/Long Term Bond                    0.40%           --      0.13%             --            0.53%            --        0.53%
------------------------------------------------------------------------------------------------------------------------------------

VUL 0801 (8/08)                                                    140613 (8/08)
NB/IF (SAR)                                                               x02190

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Acquired
                                                                             Fund Fees         Total           Fee          Net
                                                                                and           Annual         Waivers       Annual
                                                                             Expenses        Expenses        and/or       Expenses
                                                                              (Under-         (Before        Expense       (After
                                     Management     12b-1       Other          lying          Expense      Reimburse-     Expense
 Portfolio Name                        Fees(1)     Fees(2)   Expenses(3)   Portfolios)(4)   Limitations)    ments(5)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth          0.75%         0.25%     0.15%               --         1.15%          0.00%        1.15%
EQ/PIMCO Real Return                 0.55%         0.25%     0.14%               --         0.94%          0.00%        0.94%
EQ/Short Duration Bond               0.43%           --      0.15%               --         0.58%            --         0.58%
EQ/Small Company Index               0.25%           --      0.14%               --         0.39%            --         0.39%
EQ/T. Rowe Price Growth Stock        0.79%         0.25%     0.14%               --         1.18%          0.00%        1.18%
EQ/Van Kampen Mid Cap Growth         0.70%           --      0.15%               --         0.85%          0.00%        0.85%
------------------------------------------------------------------------------------------------------------------------------------

Notes:
(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.
(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.
(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreement information.
(4) Each  of  these  variable  investment  options  invests  in a  corresponding
    Portfolio of unaffiliated investment companies. Each Portfolio, in turn, invests in shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.
(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees, including a majority of the independent directors, of EQ Advisors Trust consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:

    ----------------------------------------------------------------------------
     Portfolio Name
    ----------------------------------------------------------------------------
     EQ/AllianceBernstein Value                                           0.63%
    ----------------------------------------------------------------------------
     EQ/Montag & Caldwell Growth                                          1.13%
    ----------------------------------------------------------------------------
     EQ/Van Kampen Mid Cap Growth                                         0.84%
    ----------------------------------------------------------------------------

   Copyright 2008 MONY Life Insurance Company of America. All rights reserved.

                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

2